Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues From External Customers And Long Lived Assets [Line Items]
Document Period End Date			Dec. 31, 2012
Income Tax (Textual) [Abstract]
Current income tax payable				$ 459
Income (loss) from continuing operations before income taxes, domestic			(1,267)	344	1,987
Income (loss) from continuing operations before income taxes, foreign			686	(144)	285
Expected tax benefit attributable to net operating losses			2,946	2,194
Expected tax benefit attributable to net operating losses, domestic			2,725	1,880
Expected tax benefit attributable to net operating losses, foreign			221	314
U.S. NOL carryforward expiration dates			2013-2032
Valuation Allowance			58	83
Amount of valuation allowance released	86
Percentage of valuation allowance released associated with investment realized capital losses	100.00%
Deferred tax asset (liability)			1,942	2,131
Gross deferred tax asset			6,233	5,928
Gross deferred tax liability			4,233	3,714
Current income tax receivable			19
Dividends received deduction settlement benefit		52
Unrecognized tax benefits			48
Interest expense			0	5	(2)
Interest accrued			1	6
Japan [Member]
Income Tax (Textual) [Abstract]
Current income tax payable			1	46
Deferred tax asset (liability)			(376)	(352)
Gross deferred tax asset			274	270
Gross deferred tax liability			650	622
Japan [Member] | Deferred Policy Acquisition Cost [Member]
Income Tax (Textual) [Abstract]
Gross deferred tax liability			331	370
Japan [Member] | Foreign Currency Translation Adjustments [Member]
Income Tax (Textual) [Abstract]
Gross deferred tax liability			$ 197	$ 346